Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cumbra Peru S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	99.53%	99.39%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)	0.47%	0.61%
Morelco S.A.S. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	100.00%	100.00%
Percentage of common shares held by non-controlling interests (%)
GyM Chile S.p.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	100.00%	100.00%
Percentage of common shares held by non-controlling interests (%)
Vial y Vives - DSD S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	99.16%	99.16%
Percentage of common shares held by non-controlling interests (%)	0.84%	0.84%
Cumbra Inversiones Colombia S.A.S. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	100.00%	100.00%
Percentage of common shares held by non-controlling interests (%)
Cumbra Ingenieria S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	89.41%	89.41%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)	10.59%	10.59%
Ecologia Tecnologia Ambiental S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	100.00%	100.00%
Percentage of common shares held by non-controlling interests (%)
GM Ingenieria y Construccion de CV [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	100.00%	100.00%
Percentage of common shares held by non-controlling interests (%)
Cumbra Ingenieria Chile S.p.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	100.00%
Percentage of common shares held by non-controlling interests (%)
GM Ingenieria Bolivia S.R.L. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)		98.57%
Percentage of common shares held by non-controlling interests (%)		1.43%
Unna Energía S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	95.00%	95.00%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)	5.00%	5.00%
Oiltanking Andina Services S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	50.00%	50.00%
Percentage of common shares held by non-controlling interests (%)	50.00%	50.00%
Transportadora de Gas Natural Comprimido Andino S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)
Percentage of common shares held by Subsidiaries (%)	100.00%	100.00%
Percentage of common shares held by non-controlling interests (%)
Unna Transporte S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	100.00%	100.00%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)
Tren Urbano de Lima S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	75.00%	75.00%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)	25.00%	25.00%
Carretera Andina del Sur S.A.C [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	100.00%	100.00%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)
Red Vial 5 S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	18.20%	18.20%
Percentage of common shares held by Subsidiaries (%)	48.80%	48.80%
Percentage of common shares held by non-controlling interests (%)	33.00%	33.00%
Carretera Sierra Piura S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	99.96%	99.96%
Percentage of common shares held by Subsidiaries (%)	0.04%	0.04%
Percentage of common shares held by non-controlling interests (%)
Concesionaria Vía Expresa Sur S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	98.89%	98.89%
Percentage of common shares held by Subsidiaries (%)	1.11%	1.11%
Percentage of common shares held by non-controlling interests (%)
Viva Negocio Inmobiliario S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	99.54%	99.54%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)	0.46%	0.46%
AENZA Servicios Corporativos S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	100.00%	100.00%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)
Promotora Larcomar S.A. [member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	46.55%	46.55%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)	53.45%	53.45%
Negocios del Gas S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	99.99%	99.99%
Percentage of common shares held by Subsidiaries (%)	0.01%	0.01%
Percentage of common shares held by non-controlling interests (%)
Agenera S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	99.00%	99.00%
Percentage of common shares held by Subsidiaries (%)	1.00%	1.00%
Percentage of common shares held by non-controlling interests (%)
Inversiones en Autopistas S.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	1.00%	1.00%
Percentage of common shares held by Subsidiaries (%)	99.00%	99.00%
Percentage of common shares held by non-controlling interests (%)
Cam Holding S.p.A. [Member]
Interests in Other Entities (Details) - Schedule of Corporation’s Subsidiaries and Related Interest [Line Items]
Percentage of common shares directly held by Parent (%)	100.00%	100.00%
Percentage of common shares held by Subsidiaries (%)
Percentage of common shares held by non-controlling interests (%)